Regulatory matters - Regulatory Assets and Liabilities (Detail) CAD in Thousands, $ in Thousands	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	CAD 291,964		CAD 245,315
Less current regulatory assets	(48,440)		(32,213)
Non-current regulatory assets	243,524		213,102
Total regulatory liabilities	182,734		175,347
Less current regulatory liabilities	(47,769)		(44,167)
Non-current regulatory liabilities	134,965		131,180
Cost of removal
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	110,330		107,988
Rate-base offset
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	20,946		24,984
Commodity costs adjustment
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	33,891		32,423
Pension and post-employment benefits
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	5,481		397
Taxes
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	1,501	$ 1,501	188
Other
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	10,585		9,367
Environmental remediation
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	104,160		116,747
Pension and post-employment benefits
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	75,527		69,537
Commodity costs adjustment
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	6,972		7,643
Rate case costs
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	8,572		6,535
Rate adjustment mechanism
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	40,602		14,804
Debt premium
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	25,173		5,132
Taxes
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	10,182		5,926
Other
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	CAD 20,776		CAD 18,991